Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000256466 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class Y
Trading Symbol	PICYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.47%^
^	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,268,568,495
Holdings Count | Holding	1,875	[2]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256467 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class R6
Trading Symbol	PBFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%^
^	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,268,568,495
Holdings Count | Holding	1,875	[4]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256465 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class R
Trading Symbol	PBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.09%^
^	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[5]
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,268,568,495
Holdings Count | Holding	1,875	[6]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256469 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class C
Trading Symbol	PCYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.42%^
^	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[7]
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,268,568,495
Holdings Count | Holding	1,875	[8]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256468 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class A
Trading Symbol	PIOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[9]
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,268,568,495
Holdings Count | Holding	1,875	[10]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.